UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2008

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA    February 13, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       13
                                             ---------------
Form 13F Information Table Value Total:       $2,163,138
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                     COM       005125109     61,701    7,608,026    SH           Sole        1      7,608,026
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC     COM       00763M108     58,245    8,811,635    SH           Sole        1      8,811,635
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP       COM       018581108    221,400    4,758,220    SH           Sole        1      4,758,220
-----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATIONS INC    COM SER A 25470F104     15,621    1,103,200    SH           Sole        1      1,103,200
-----------------------------------------------------------------------------------------------------------------------------------
DRESSER RAND GROUP INC          COM       261608103     79,457    4,606,187    SH           Sole        1      4,606,187
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                     COM       294429105    287,709   10,848,768    SH           Sole        1     10,848,768
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A      COM       366651107    370,686   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                   COM       374393106      4,970    3,291,326    SH           Sole        1      3,291,326
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                         COM       55269P302    141,650   23,107,700    SH           Sole        1     23,107,700
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    374,123   38,214,771    SH           Sole        1     38,214,771
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION               COM       812139301      5,099    2,031,432    SH           Sole        1      2,031,432
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP            COM       884903105    239,251   10,833,806    SH           Sole        1     10,833,806
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911X104    303,226   13,241,300    SH           Sole        1     13,241,300
-----------------------------------------------------------------------------------------------------------------------------------